Revenue Recognition (Tables)	3 Months Ended
Mar. 31, 2018
Revenue Recognition [Abstract]
Schedule of Changes in Deferred Revenue

The following table reflects the changes in our deferred revenue as of March 31, 2018:

	March 31,	December 31,
	2018	2017
	U.S. $ in thousands
Deferred revenue *	70,200	68,108

* Includes $15.1 million and $15.2 million under long term deferred revenue in the Company's consolidated balance sheets as of March 31, 2018 and December 31, 2017, respectively.